U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 23	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2017	2016

Assets
Due from banks, principally interest-bearing	$9,157	$7,800
Available-for-sale securities	963	225
Investments in bank subsidiaries	46,435	44,955
Investments in nonbank subsidiaries	2,540	2,326
Advances to bank subsidiaries	3,300	3,800
Advances to nonbank subsidiaries	2,055	1,265
Other assets	1,079	1,052

Total assets	$65,529	$61,423

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$1	$22
Long-term debt	15,769	13,045
Other liabilities	719	1,058
Shareholders’ equity	49,040	47,298

Total liabilities and shareholders’ equity	$65,529	$61,423

Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2017	2016	2015

Income
Dividends from bank subsidiaries	$4,800	$2,100	$3,900
Dividends from nonbank subsidiaries	5	4	3
Interest from subsidiaries	159	140	120
Other income	41	57	55

Total income	5,005	2,301	4,078

Expense
Interest expense	402	327	292
Other expense	124	123	105

Total expense	526	450	397

Income before income taxes and equity in undistributed income of subsidiaries	4,479	1,851	3,681
Applicable income taxes	(176)	(97)	(207)

Income of parent company	4,655	1,948	3,888
Equity in undistributed income of subsidiaries	1,563	3,940	1,991

Net income attributable to U.S. Bancorp	$6,218	$5,888	$5,879

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2017	2016	2015

Operating Activities
Net income attributable to U.S. Bancorp	$6,218	$5,888	$5,879
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,563)	(3,940)	(1,991)
Other, net	(125)	75	507

Net cash provided by operating activities	4,530	2,023	4,395

Investing Activities
Proceeds from sales and maturities of investment securities	100	232	153
Purchases of investment securities	(844)	(120)	(47)
Net increase in short-term advances to subsidiaries	(790)	(442)	(273)
Long-term advances to subsidiaries	–	(750)	(500)
Principal collected on long-term advances to subsidiaries	500	100	–
Other, net	(12)	(12)	(6)

Net cash used in investing activities	(1,046)	(992)	(673)

Financing Activities
Net decrease in short-term borrowings	(21)	(3)	(152)
Proceeds from issuance of long-term debt	3,920	3,550	–
Principal payments or redemption of long-term debt	(1,250)	(1,926)	(1,750)
Proceeds from issuance of preferred stock	993	–	745
Proceeds from issuance of common stock	159	355	295
Repurchase of preferred stock	(1,085)	–	–
Repurchase of common stock	(2,631)	(2,556)	(2,190)
Cash dividends paid on preferred stock	(284)	(267)	(242)
Cash dividends paid on common stock	(1,928)	(1,810)	(1,777)

Net cash used in financing activities	(2,127)	(2,657)	(5,071)

Change in cash and due from banks	1,357	(1,626)	(1,349)
Cash and due from banks at beginning of year	7,800	9,426	10,775

Cash and due from banks at end of year	$9,157	$7,800	$9,426

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.